BUSINESS COMBINATIONS - Assets acquired (Details) - CNY (¥) ¥ in Thousands						2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 18, 2019	Jun. 01, 2018	May 02, 2018	Oct. 09, 2017	Jun. 29, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Recognized amounts of identifiable assets acquired and liabilities assumed
Finance lease and other financing obligations, current						¥ 222,473			¥ 166,898	¥ 166,898	¥ 222,473	¥ 166,898
Finance lease and other financing obligations, non-current						4,751,121			4,134,327	4,134,327	4,751,121	4,134,327		¥ 3,802,410
Goodwill						1,905,840	¥ 1,570,755	¥ 1,570,755	1,751,970	1,751,970	1,905,840	1,751,970	¥ 1,570,755
Net revenue											4,122,405	2,792,077	1,616,166
Net income (loss)											(442,083)	(430,268)	(326,900)
Settled the consideration											190,066	359,372	¥ 252,780
Remaining consideration payable						362,032			192,367	192,367	362,032	192,367
Target Group, Shenzhen 5
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred					¥ 294,491
Contingent consideration					312,000
Effective settlement of pre-existing relationships upon consolidation					6,025
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash					(11,153)
Property and equipment					(821,405)
Identifiable intangible assets					(176,500)
Other assets					(59,520)
Accounts payable					219,207
Finance lease and other financing obligations, current					23,156
Finance lease and other financing obligations, non-current					363,380
Long-term borrowings					217,790
Deferred tax liabilities					45,931
Other liabilities					55,299
Total identifiable net assets					(143,815)
Goodwill					156,701
Net income (loss)								(23,859)
Revenues								¥ 42,072
Target Group, Shenzhen 5 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						16,762					16,762
Target Group, Shenzhen 5 | Property and equipment under finance lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment					(416,000)
Target Group Guangzhou 2
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred				¥ 233,984
Effective settlement of pre-existing relationships upon consolidation				(1,807)
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				(10,144)
Accounts receivable				(25,177)
Property and equipment				(319,943)
Identifiable intangible assets				(98,500)
Other assets				(14,135)
Accounts payable				56,431
Finance lease and other financing obligations, current				5,958
Finance lease and other financing obligations, non-current				101,875
Short-term borrowings				50,750
Long-term borrowings				52,999
Deferred tax liabilities				35,097
Other liabilities				5,579
Total identifiable net assets				(159,210)
Goodwill				72,967
Net income (loss)							2,734
Revenues							¥ 26,573
Target Group Guangzhou 2 | Property and equipment under finance lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment				(106,000)
Target Group Guangzhou 3
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred			¥ 247,937
Purchase price			262,244
Contingent consideration			245,244			118,336					118,336
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			(62)
Accounts receivable			(13,995)
Property and equipment			(780,312)
Identifiable intangible assets			(130,000)
Other assets			(43,039)
Accounts payable			471,532
Finance lease and other financing obligations, non-current			282,051
Short-term borrowings			47,580
Long-term borrowings			30,000
Deferred tax liabilities			26,503
Other liabilities			2,849
Total identifiable net assets			(106,893)
Goodwill			141,044
Net income (loss)										(11,727)
Revenues										85,298
Target Group Guangzhou 3 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						95,274					95,274
Target Group Guangzhou 3 | Other long-term liabilities
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						23,062					23,062
Target Group Guangzhou 3 | Property and equipment under finance lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment			(291,000)
Shanghai 11
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred		¥ 319,119
Purchase price		320,000
Contingent consideration		70,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(404)
Property and equipment		(233,405)
Identifiable intangible assets		(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill		40,171
Net income (loss)									(2,924)
Revenues									35,489
Shanghai 11 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						1,400					1,400
Target Group Guangzhou 6
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration transferred	¥ 423,075
Purchase price	431,727
Contingent consideration	243,736
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	(12,091)
Property and equipment	(493,026)
Operating lease ROU assets	(9,168)
Identifiable intangible assets	(15,000)
Other assets	(44,549)
Accounts payable	118,486
Finance lease and other financing obligations, current	16,828
Operating lease liabilities, current	886
Finance lease and other financing obligations, non-current	157,366
Operating lease liabilities, non- current	8,282
Deferred tax liabilities	1,040
Other liabilities	1,741
Total identifiable net assets	(269,205)
Goodwill	153,870
Net revenue						0
Net income (loss)						(8,816)
Target Group Guangzhou 6 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration						235,526					235,526
Target Group Guangzhou 6 | Property and equipment under finance lease
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment	(174,194)
Asset acquisitions in 2018
The identifiable assets acquired and liabilities assumed in the business combination
Purchase price									¥ 124,667	¥ 124,667		124,667
Recognized amounts of identifiable assets acquired and liabilities assumed
Settled the consideration												¥ 115,167
Asset Acquisitions in 2019
The identifiable assets acquired and liabilities assumed in the business combination
Purchase price						367,509					367,509
Recognized amounts of identifiable assets acquired and liabilities assumed
Settled the consideration											363,939
Asset Acquisitions in 2018 and 2019 | Other payables
Recognized amounts of identifiable assets acquired and liabilities assumed
Remaining consideration payable						¥ 13,070					¥ 13,070
Customer relationships | Target Group, Shenzhen 5
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets					¥ (176,500)
Estimated useful life (in years)					14 years 4 months 24 days
Customer relationships | Target Group Guangzhou 2
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets				¥ (98,500)
Estimated useful life (in years)				11 years 9 months 18 days
Customer relationships | Target Group Guangzhou 3
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets			¥ (130,000)
Estimated useful life (in years)			7 years
Customer relationships | Shanghai 11
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets		¥ (23,000)
Estimated useful life (in years)		10 years
Customer relationships | Target Group Guangzhou 6
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets	¥ (15,000)
Estimated useful life (in years)	7 years 9 months 18 days
Favorable leases | Shanghai 11
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets		¥ (34,000)
Estimated useful life (in years)		13 years 7 months 6 days